SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has the following five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and compact track loaders. Construction equipment is sold under the CASE Construction Equipment and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes, under the FPT Industrial brand, a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial brands dealers. In addition, Financial Services provides wholesale financing to CNH Industrial brands dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
The CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT and Adjusted EBITDA. The Company believes Adjusted EBIT and Adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring expenses, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
Adjusted EBITDA is defined as Adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM assesses the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT and Adjusted EBITDA for the three and six months ended June 30, 2020 and 2019.

	Three Months Ended June 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,541	$420	$1,739	$763	$(313)	$5,150	$441	$(13)	$5,578
Net income (loss)(1)						308	53	—	361
Add back:
Income tax expense (benefit)						(60)	20	—	(40)
Interest expense of Industrial Activities, net of interest income and eliminations						59	—	—	59
Foreign exchange losses, net						7	—	—	7
Finance and non-service component of Pension and OPEB costs(2)						(26)	—	—	(26)
Adjustments:
Restructuring expenses	5	1	1	—	—	7	—	—	7
Nikola investment fair value adjustment	—	—	—	—	(1,475)	(1,475)	—	—	(1,475)
Goodwill impairment charge	—	—	—	—	585	585	—	—	585
Other discrete items	176	72	289	—	—	537	—	—	537
Adjusted EBIT	$203	$(87)	$(156)	$32	$(50)	$(58)	$73	$—	$15
Depreciation and amortization	61	12	46	30	2	151	1	—	152
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	66	—	—	67	64	—	131
Adjusted EBITDA	$265	$(75)	$(44)	$62	$(48)	$160	$138	$—	$298
(1)For Industrial Activities, net loss is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$4,785	$842	$3,760	$1,516	$(760)	$10,143	$930	$(34)	$11,039
Net income (loss)(1)						174	133	—	307
Add back:
Income tax expense (benefit)						(113)	50	—	(63)
Interest expense of Industrial Activities, net of interest income and eliminations						118	—	—	118
Foreign exchange losses, net						5	—	—	5
Finance and non-service component of Pension and OPEB costs(2)						(56)	—	—	(56)
Adjustments:
Restructuring expenses	7	2	3	—	—	12	—	—	12
Nikola investment fair value adjustment	—	—	—	—	(1,475)	(1,475)	—	—	(1,475)
Goodwill impairment charge	—	—	—	—	585	585	—	—	585
Other discrete items	176	72	289	—	7	544	—	—	544
Adjusted EBIT	$227	$(170)	$(212)	$63	$(114)	$(206)	$183	$—	$(23)
Depreciation and amortization	125	25	95	59	2	306	1	—	307
Depreciation of assets on operating lease and assets sold with buy-back commitment	1	—	131	—	—	132	127	—	259
Adjusted EBITDA	$353	$(145)	$14	$122	$(112)	$232	$311	$—	$543
(1)For Industrial Activities, net loss is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $60 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Three Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$3,095	$757	$2,698	$1,133	$(615)	$7,068	$519	$(20)	$7,567
Net income(1)						336	91	—	427
Add back:
Income tax expense						104	31	—	135
Interest expense of Industrial Activities, net of interest income and eliminations						66	—	—	66
Foreign exchange losses, net						11	—	—	11
Finance and non-service component of Pension and OPEB costs(2)						(16)	—	—	(16)
Adjustments:
Restructuring expenses	15	4	6	—	1	26	2	—	28
Adjusted EBIT	$341	$25	$100	$102	$(41)	$527	$124	$—	$651
Depreciation and amortization	69	15	47	31	—	162	1	—	163
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	79	—	—	79	59	—	138
Adjusted EBITDA	$410	$40	$226	$133	$(41)	$768	$184	$—	$952
(1)For Industrial Activities, net income is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.

	Six Months Ended June 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$5,585	$1,397	$5,112	$2,169	$(1,189)	$13,074	$993	$(43)	$14,024
Net income(1)						505	186	—	691
Add back:
Income tax expense						158	67	—	225
Interest expense of Industrial Activities, net of interest income and eliminations						119	—	—	119
Foreign exchange losses, net						20	—	—	20
Finance and non-service component of Pension and OPEB costs(2)						(31)	—	—	(31)
Adjustments:
Restructuring expenses	18	4	11	—	1	34	2	—	36
Adjusted EBIT	$509	$38	$151	$198	$(91)	$805	$255	$—	$1,060
Depreciation and amortization	144	29	94	63	—	330	2	—	332
Depreciation of assets on operating lease and assets sold with buy-back commitment	—	—	158	—	—	158	124	—	282
Adjusted EBITDA	$653	$67	$403	$261	$(91)	$1,293	$381	$—	$1,674
(1)For Industrial Activities, net income is net of “Results from intersegment investments”.
(2)This item includes the pre-tax gain of $60 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of certain healthcare benefits in the U.S.